LONG-TERM INCENTIVE COMPENSATION (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																								3 Months Ended	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Continuing operations Marketing, general and administrative expense	Dec. 29, 2012 Continuing operations Marketing, general and administrative expense	Dec. 31, 2011 Continuing operations Marketing, general and administrative expense	Dec. 28, 2013 Long-term incentive units	Dec. 29, 2012 Long-term incentive units	Dec. 28, 2013 Long-term incentive units Continuing operations Marketing, general and administrative expense	Dec. 29, 2012 Long-term incentive units Continuing operations Marketing, general and administrative expense	Dec. 28, 2013 Long-term incentive units Ratable vesting	Dec. 28, 2013 Stock Options	Dec. 28, 2013 Stock Options Ratable vesting Non-employee directors	Dec. 28, 2013 Stock Options Ratable vesting Employees	Dec. 28, 2013 Stock Options Maximum	Dec. 28, 2013 Market-leveraged stock units (MSUs) Ratable vesting	Dec. 28, 2013 Market-leveraged stock units (MSUs) Minimum Ratable vesting	Dec. 28, 2013 Market-leveraged stock units (MSUs) Maximum Ratable vesting	Dec. 28, 2013 Market-leveraged long-term incentive units Ratable vesting	Dec. 28, 2013 Market-leveraged long-term incentive units Minimum Ratable vesting	Dec. 28, 2013 Market-leveraged long-term incentive units Maximum Ratable vesting	Dec. 28, 2013 Performance long-term incentive units Cliff vesting	Dec. 28, 2013 Performance long-term incentive units Minimum Cliff vesting	Dec. 28, 2013 Performance long-term incentive units Maximum Cliff vesting	Mar. 30, 2013 Performance Units (PS)	Dec. 28, 2013 Performance Units (PS) Cliff vesting	Dec. 28, 2013 Performance Units (PS) Minimum Cliff vesting	Dec. 28, 2013 Performance Units (PS) Maximum Cliff vesting	Dec. 28, 2013 Restricted Stock Units (RSUs) Non-employee directors	Dec. 28, 2013 Restricted Stock Units (RSUs) Employees	Dec. 28, 2013 Restricted Stock Units (RSUs) Minimum	Dec. 28, 2013 Restricted Stock Units (RSUs) Maximum	Dec. 28, 2013 Unvested Stock Options, Performance Units, Restricted Stock Units and Market-leveraged stock units (MSUs) Continuing operations
Stock-Based Compensation
Stock-based compensation expense				$ 32.3	$ 35.8	$ 36.4
Tax benefit related to Stock-based compensation				10.8	12.5	12.5	3.2	0.5
Unrecognized compensation cost related to share based compensation cost																																	57
Unrecognized compensation cost weighted average recognition period in years																																	2 years
Purchase price of common stock as a percentage of its fair market value granted to non-employee directors and employees															100.00%
Vesting period											4 years		3 years	4 years		4 years			4 years			3 years				3 years			3 years	4 years	3 years	5 years
Option expiration period												10 years
LTI units expense									6.3	1.9
Payout as percentage of target resulted due to performance objective achievement over target level																									117.00%
Shares issued (as a percent)																	0.00%	200.00%									0.00%	200.00%
Shares issued (as a percent)																				0.00	2.00		0.00	2.00
Stock-based compensation cost capitalized	0	0	0
Weighted-average fair value per share of options granted	$ 6.97	$ 7.08	$ 9.45
Weighted average assumptions
Risk-free interest rate	1.04%	1.82%	2.22%
Expected stock price volatility	27.17%	32.81%	30.70%
Expected dividend yield	3.40%	3.30%	2.76%
Expected option term	6 years 2 months 12 days	6 years	6 years 2 months 12 days
Total intrinsic value of stock options exercised	26.1	3.8	2.9
Cash received on options exercised	44.8	10.2	3.9
Tax deductions associated with option exercises	$ 8.5	$ 1.3	$ 0.9